Changes in Capital	9 Months Ended
Sep. 30, 2013
Changes in Capital [Abstract]
Changes in Capital
16. Changes in Capital

Changes in capital as of September 30, 2013 consisted of:

	Partners’ Capital Attributable to AllianceBernstein Unitholders	Non-Controlling Interests In Consolidated Entities	Total Capital
	(in thousands)

Balance as of December 31, 2012	$3,759,766	$43,502	$3,803,268
Comprehensive income:
Net income	335,178	6,304	341,482
Other comprehensive income, net of tax:
Unrealized gains on investments	88	—	88
Foreign currency translation adjustment	(9,463)	(157)	(9,620)
Changes in employee benefit related items	235	—	235
Comprehensive income	326,038	6,147	332,185

Cash distributions to General Partner and unitholders	(338,112)	—	(338,112)
Receivables from affiliates	(4,517)	—	(4,517)
Compensation-related transactions	126,090	—	126,090
Other	(462)	(4,355)	(4,817)
Balance as of September 30, 2013	$3,868,803	$45,294	$3,914,097

As of June 30, 2013, AllianceBernstein had a due from Holding balance of $9.2 million. During the second quarter of 2013, management determined that the liability should be settled only upon liquidation of Holding. As a result of this determination, and due to the affiliated nature of Holding and AllianceBernstein, this receivable is included in AllianceBernstein’s partners’ capital (as receivables from affiliates) in the condensed consolidated statement of financial condition as of September 30, 2013.

Changes in capital as of September 30, 2012 consisted of:

	Partners’ Capital Attributable to AllianceBernstein Unitholders	Non-Controlling Interests In Consolidated Entities	Total Capital
	(in thousands)

Balance as of December 31, 2011	$3,975,462	$54,025	$4,029,487
Comprehensive income:
Net income	117,217	1,985	119,202
Other comprehensive income, net of tax:
Unrealized gains on investments	553	—	553
Foreign currency translation adjustment	4,973	9	4,982
Changes in employee benefit related items	48	—	48
Comprehensive income	122,791	1,994	124,785

Cash distributions to General Partner and unitholders	(206,694)	—	(206,694)
Capital contributions (distributions)	2,522	(9,833)	(7,311)
Purchase of AllianceBernstein Units	(3,049)	—	(3,049)
Compensation-related transactions	13,410	—	13,410
Balance as of September 30, 2012	$3,904,442	$46,186	$3,950,628

Deferred taxes are not recognized on foreign currency translation adjustments for foreign subsidiaries whose earnings are considered permanently invested outside the United States.